Income Taxes	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

9) Income Taxes

Components of Current and Deferred Tax Expense (Benefit)

After the reorganization of the Predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the Norwegian Tonnage Tax regime (“the tonnage tax regime”). The consequence of the reorganization was a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen. Under the tonnage tax regime, the tax is based on the tonnage of the vessel and operating income is tax free. The net financial income and expense remains taxable as ordinary income tax for entities subject to the tonnage tax regime. For the portion of activities subject to the tonnage tax regime, tonnage taxes are classified as vessel operating expenses while the current and deferred taxes arising on net financial income and expense are reflected as income tax expense in the consolidated and combined carve-out financial statements.

Total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the three months ended March 31, 2013. The entrance tax on this gain is payable over several years and is calculated by multiplying the tax rate of 28% by the declining balance of the gain, which will decline by 20% each year. As of December 31, 2013, the entrance tax declined to approximately $2.7 million compared to the effect on the time of the reorganization due to translation effects and tax rate changes. The tax payable in 2014 will be calculated by multiplying the tax basis with 28%. The deferred tax liabilities are calculated based on a tax rate of 27%. Approximately $0.6 million of the estimated entrance tax of $2.7 million has been paid in the second quarter of 2014, while $2.1 million is presented as non-current deferred taxes payable. Taxes payable as of June 30, 2014 consist of ordinary tonnage tax payable from continuing operations of $ 0.2 million in 2013 and an estimate of approximately $1,000 for the six months ended June 30, 2014, and which result in total taxes payable of approximately $0.2 million. The changes in the current and the deferred taxes from year end 2013 consist of currency effects and estimated tax from net financial income from the six months ended June 30, 2014. Currency effects on taxes settled in Norwegian kroner, but not paid as of June 30, 2014, is recognized and included in net gain (loss) on foreign currency transactions in the six months period ended June 30, 2014.

Profit and loss from continuing operations before income taxes was taxable to Norway and the significant components of current and deferred income tax expense (benefit) attributable to income from continuing operations for the six months ended June 30, 2014 and 2013 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2014	2013	2014	2013
Income before income taxes	2,479	3,971	8,921	3,747
Income tax benefit (expense)	18	—	(1)	(2,942)
Effective tax rate	0%	0%	0%	79%

The tax for three months and six months ended June 30, 2013 is calculated in a carve-out situation based on taxable income in Norwegian kroner for the ordinary taxed Predecessor’s activities prior to the IPO, and these taxes are not transferred to the Partnership. For the six months ended June 30, 2013 approximately $3.0 million is included reflecting the one-time entrance tax payable in NOK. As a consequence of the reorganization prior to the IPO, all entities within Norwegian Tax Jurisdiction are now taxable under the Norwegian tonnage tax regime for net financial items.

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some of or all of the benefit from the deferred tax asset will not be realized. The valuation allowances relate to the financial loss carry forwards and other deferred tax assets for tonnage tax that, in the judgment of the Partnership, are more-likely-than not to be realized reflecting the Partnership’s cumulative loss position for tonnage tax. In assessing the realizability of deferred tax assets, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available, and there is no deferred tax assets recognized as of June 30, 2014 and December 31, 2013.